PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 10) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Jun. 28, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Components of net periodic benefit cost (credit)
Recognized gain on curtailment and settlement, net	$ (0.3)	$ (1.0)	$ (0.6)	$ (0.3)	$ (1.6)	$ 1.6
OCP and DES businesses | (Loss) from discontinued operations, net of tax
Components of net periodic benefit cost (credit)
Recognized gain on curtailment and settlement, net						2.7
U.S.
Components of net periodic benefit cost (credit)
Service cost				0.4	0.4
Interest cost				45.8	47.9
Actuarial loss				58.3	(145.6)
U.S. | Continuing operations
Components of net periodic benefit cost (credit)
Service cost				0.4	0.4	0.4
Interest cost				45.8	47.9	42.8
Actuarial loss				0.4	4.0	(3.8)
Expected return on plan assets				(51.5)	(51.9)	(48.1)
Amortization of actuarial loss				20.0	16.2	19.5
Amortization of prior service cost (credit)				1.2	1.2	0.3
Recognized loss on settlements					0.6
Net periodic benefit cost (credit)				16.3	18.4	11.1
Int'l
Components of net periodic benefit cost (credit)
Service cost				13.8	12.9
Interest cost				17.3	23.8
Actuarial loss				1.4	(166.1)
Amortization of transition asset						0.1
Int'l | Continuing operations
Components of net periodic benefit cost (credit)
Service cost				13.8	12.9	13.0
Interest cost				17.3	23.8	23.3
Expected return on plan assets				(21.5)	(26.0)	(22.6)
Amortization of actuarial loss				9.4	5.2	6.3
Amortization of prior service cost (credit)				(0.3)	0.4	0.5
Amortization of transition asset						(0.1)
Recognized (gain) loss on curtailment				(0.2)	0.6	(1.5)
Recognized loss on settlements				4.3	0.4	0.5
Net periodic benefit cost (credit)				22.8	17.3	19.4
U.S. Postretirement Health Benefits
Components of net periodic benefit cost (credit)
Interest cost				0.2	0.3
Actuarial loss				1.4	(0.3)
U.S. Postretirement Health Benefits | OCP and DES businesses
Components of net periodic benefit cost (credit)
Recognized (gain) loss on curtailment						(13.1)
U.S. Postretirement Health Benefits | Continuing operations
Components of net periodic benefit cost (credit)
Interest cost				0.3	0.3	0.3
Amortization of actuarial loss				2.2	2.8	2.5
Amortization of prior service cost (credit)				(3.3)	(3.3)	(4.1)
Net periodic benefit cost (credit)				$ (0.8)	$ (0.2)	(1.3)
U.S. plans | OCP and DES businesses
Components of net periodic benefit cost (credit)
Recognized gain on curtailment and settlement, net						$ (10.4)